Material accounting policy information - Reconciliation of Number of Treasury Shares Held by Controlled Trust (Detail) - Treasury shares [member] - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of classes of share capital [line items]
Opening number of equity shares	11,905,480	5,952,740	9,895,836
Less: Transferred to eligible employees on exercise of options	0	0	(3,943,096)
Add: Bonus issue of equity shares (Refer to Note 22)	0	5,952,740	0
Closing number of equity shares	11,905,480	11,905,480	5,952,740